Deposits - Additional Information (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deposits [Abstract]
Cash, FDIC Insured Amount	$ 100,000
Aggregate amount of time deposits in denominations of $100,000	38,900,000,000	$ 72,200,000,000
Time deposits mature in 2017	39,800,000,000
Time deposits mature in 2018	3,000,000
Time deposits mature in 2019	0
Time deposits mature in 2020	0
Time deposits mature in 2021	0
Time deposits mature in 2022 and thereafter	$ 0